Warrant Liability - Additional Information (Detail) - USD ($)				9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Jan. 26, 2021	Sep. 30, 2021	Mar. 25, 2021
Warrant Liability [Line Items]
Number of days after consummation of business combination within which the securities shall be registered		15 days	15 days
Number of days after which business combination within which securities registration shall be effective		60 days	60 days
Percentage of consideration payable to shareholders of predecessor company in shares	70.00%			70.00%
Levels 3 [Member]
Warrant Liability [Line Items]
Share price	$ 9.5			$ 9.5
Private Placement Warrants
Warrant Liability [Line Items]
Class of warrants or rights outstanding	6,700,000			6,700,000
Warrants and rights outstanding term	5 years			5 years
Class of warrants or rights lock in period	30 days		30 days
Financial liabilities at fair value					$ 20,189,067
Private Placement Warrants | Over-Allotment Option
Warrant Liability [Line Items]
Financial liabilities at fair value					2,392,661
Private Placement Warrants | Levels 3 [Member]
Warrant Liability [Line Items]
Financial liabilities at fair value	$ 13,655,134			$ 13,655,134	$ 17,796,406
Changes in fair value of financial liabilities recorded in earnings		$ 6,533,933
Public Warrants
Warrant Liability [Line Items]
Class of warrants or rights outstanding	8,050,000			8,050,000
Warrants and rights outstanding term	5 years			5 years
Class of warrants or rights redemption price per unit	$ 0.01		$ 0.01	$ 0.01
Minimum notice period to be given to the holders of warrants			30 days	30 days
Public Warrants | Class A ordinary shares
Warrant Liability [Line Items]
Share price	$ 18.00		$ 18.00	$ 18.00
Number of trading days for determining the share price			20 days	20 days
Number of consecutive trading days for determining the share price			30 days	30 days
Proceeds from equity used for funding business combination as a percentage of the total			60.00%	60.00%
Number of consecutive trading days for determining volume weighted average price of shares		20 days	20 days
Public Warrants | Class A ordinary shares | Adjusted Exercise Price Two
Warrant Liability [Line Items]
Adjusted exercise price of warrants as a percentage of newly issued price	115.00%		115.00%	115.00%
Public Warrants | Class A ordinary shares | Adjusted Exercise Price One
Warrant Liability [Line Items]
Adjusted exercise price of warrants as a percentage of newly issued price	180.00%		180.00%	180.00%
Public Warrants | Class A ordinary shares | Minimum
Warrant Liability [Line Items]
Volume weighted average price of shares		$ 9.20	$ 9.20
From The Completion Of Business Combination | Private Placement Warrants
Warrant Liability [Line Items]
Period after which the warrants are exercisable	30 days
From The Completion Of Business Combination | Public Warrants
Warrant Liability [Line Items]
Period after which the warrants are exercisable	30 days
From The Completion Of Initial Public Offer | Private Placement Warrants
Warrant Liability [Line Items]
Period after which the warrants are exercisable	12 months
From The Completion Of Initial Public Offer | Public Warrants
Warrant Liability [Line Items]
Period after which the warrants are exercisable	12 months